Nature of Operations, Basis of Presentation and Liquidity (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Nature of Operations, Basis of Presentation and Liquidity (Textual)
Net Income (Loss) Attributable to Parent	$ 771,000	$ 1,175,000	$ 1,637,000	$ 2,150,000	$ 4,258,000	$ 3,223,000
Net revenues			28,000
Accumulated deficit	(40,962,000)		(40,962,000)		(39,325,000)	(35,067,000)
Cash	1,334,000	$ 1,158,000	1,334,000	1,158,000	64,000	15,000	$ 923,000
Working capital	2,226,000		2,226,000
Current assets	3,028,000		3,028,000		1,758,000	2,903,000
Current liabilities	802,000		802,000		1,712,000	1,634,000
Net cash used in/provided by operating activities			$ 1,668,000	1,135,000	2,367,000	3,250,000
Ownership of shares, description			Under the exchange ratio formula in the Merger Agreement, as of immediately after the Merger, the former MedAvail security holders are expected to own approximately 96.5% of the aggregate number of fully-diluted shares of MYOS Common Stock outstanding following the consummation of the Merger (the “Post-Closing Shares”), and the shareholders of MYOS immediately prior to the Merger are expected to own approximately 3.5% of the Post-Closing Shares, subject to the adjustments set forth in the Merger Agreement.
Myos [Member]
Nature of Operations, Basis of Presentation and Liquidity (Textual)
Cash	2,000,000		$ 2,000,000
Transaction fee payable	750,000		750,000
Promissory note	3,000,000		3,000,000
MedAvail, Inc. [Member]
Nature of Operations, Basis of Presentation and Liquidity (Textual)
Transaction fee payable	$ 500,000		500,000
YOLKED [Member]
Nature of Operations, Basis of Presentation and Liquidity (Textual)
Net revenues			104,000	121,000	284,000	117,000
Myos Canine Muscle Formula [Member]
Nature of Operations, Basis of Presentation and Liquidity (Textual)
Net revenues			477,000	150,000	476,000	44,000
Physician Muscle Health Formula [Member]
Nature of Operations, Basis of Presentation and Liquidity (Textual)
Net revenues			$ 10,000	$ 32,000	$ 10,000	$ 24,000